Allowance for Credit Losses Activity (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	$ 46,629	$ 43,979
Domestic
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	36,459	33,971
Overdrafts
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	5,298	4,849
Overdrafts | Domestic
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	2,228	2,958	4,524
Margin Loans | Domestic
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	13,397	12,760	6,810
Other loans | Domestic
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	$ 639	$ 623	$ 771